Financial Instruments - Narrative (Details) - Currency risk	12 Months Ended
Dec. 31, 2018 CAD ($)
US dollars $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	$ 0.01
(Increase) decrease in net loss due to change in currency value	19,006
British pounds £
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	31,029
Euro €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	$ 9,209